Equity (Details)																					12 Months Ended
	Dec. 03, 2024 CNY (¥) shares	Dec. 03, 2024 USD ($) $ / shares shares	Oct. 31, 2024 CNY (¥) shares	Oct. 31, 2024 USD ($) $ / shares shares	Oct. 21, 2024 shares	Sep. 30, 2024 CNY (¥) shares	Sep. 30, 2024 USD ($) shares	Sep. 13, 2024 CNY (¥) Days shares	Sep. 13, 2024 USD ($) Days shares	Jul. 31, 2024 CNY (¥) shares	Jul. 31, 2024 USD ($) shares	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Apr. 30, 2023 USD ($) $ / shares shares	Apr. 25, 2023 CNY (¥)	Apr. 25, 2023 USD ($) $ / shares shares	Mar. 16, 2023 $ / shares shares	Feb. 16, 2023 $ / shares shares	Sep. 09, 2022 USD ($) shares	Sep. 07, 2022 USD ($) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥)	Apr. 01, 2025 shares	Dec. 31, 2024 USD ($) $ / shares shares	Oct. 26, 2024 shares	Oct. 25, 2024	Dec. 31, 2023 $ / shares	Sep. 06, 2022 shares	Jun. 10, 2022 shares	Mar. 31, 2022 CNY (¥)	Feb. 28, 2022 CNY (¥)
Equity [Line Items]
Reverse stock split																	1 to 1.25	1 for 1.25
Price per share (in Dollars per share) | $ / shares		$ 0.2												$ 4
Issuance of convertible debentures								¥ 5,728,717	$ 796,939												¥ 5,728,717	$ 796,939
Principal amount (in Dollars) | $									$ 800,000
Investment interest rates									6.00%
Percentage of conversion price								52.00%	52.00%
Consecutive trading days (in Days) | Days								5	5
Original issue date									52.00%
Converted shares of class A								2,069,382	2,069,382
Class A ordinary shares			14,793,335	14,793,335
Purchase price (in Dollars per share) | $ / shares				$ 0.45
Net of issuance cost																					47,469,070	6,603,565	34,823,000
Group issued shares as compensation			17,261	17,261
Stock Issued During Period, Value, Issued for Services (in Dollars)				$ 12,000																	86,260
Net issuance cost	¥ 70,194,498	$ 9,764,968																			70,194,498	$ 9,764,968
Underwriter purchase warrants																37,500
Warrant exercise price per share (in Dollars per share) | $ / shares																$ 4
Warrant evaluated															¥ 360,874	$ 50,202
Total dividend declared (in Yuan Renminbi) | ¥																																¥ 18,770,000	¥ 18,770,000
Other payables to shareholders																					¥ 6,937,500		¥ 6,937,500			$ 965,097
After-tax net income percentage																					10.00%	10.00%
Percentage of reserve																					50.00%	50.00%
Net assets																					¥ 3,500,000					$ 500,000
Ordinary Shares [Member] | Minimum [Member]
Equity [Line Items]
Share authorized																	400,000,000	400,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares																	$ 0.0001	$ 0.0001
Ordinary Shares [Member] | Maximum [Member]
Equity [Line Items]
Share authorized																	500,000,000	500,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares																	$ 0.000125	$ 0.000125
Class B shares into Class A shares [Member]
Equity [Line Items]
Number of shares converted						1,000,000	1,000,000			1,000,000	1,000,000
Oranda [Member]
Equity [Line Items]
Capital injection												¥ 20,000	$ 2,782
FASTFLY [Member]
Equity [Line Items]
Capital injection						¥ 29,174	$ 4,058
JNT [Member]
Equity [Line Items]
Capital injection			¥ 55,000	$ 7,651						¥ 55,000	$ 7,651
Inter-Group [Member]
Equity [Line Items]
Dividends payable, current (in Yuan Renminbi) | ¥																																6,839,000	6,839,000
Individual Shareholders [Member]
Equity [Line Items]
Total dividend declared (in Yuan Renminbi) | ¥																																¥ 11,931,000	¥ 11,931,000
HYTX WAREHOUSE NO.3 LLC [Member]
Equity [Line Items]
Equity interest																											20.00%
HYTX WAREHOUSE NO.10 LLC [Member]
Equity [Line Items]
Equity interest																											49.00%
YUKON FLOORING BELLAIRE, LLC [Member]
Equity [Line Items]
Equity interest																											95.00%	95.00%
HYTX WAREHOUSE NO.11 LLC [Member]
Equity [Line Items]
Equity interest																											20.00%
LD Global Logistics Inc [Member]
Equity [Line Items]
Equity interest					10.00%
Class A Ordinary Shares [Member]
Equity [Line Items]
Share authorized																					480,000,000		480,000,000			480,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares																										$ 0.0001			$ 0.0001
Ordinary shares, issued																					88,408,017		14,942,623			88,408,017
Issuance ordinary shares																														1,370,400
Granted shares																				800,000
Sale and issue of ordinary shares	50,000,000	50,000,000
Shares prior to reverse share split																	10,872,320	13,590,400
Shares under reverse share split																		10,872,320
Divided shares																	480,000,000	384,000,000
Shares under forward share split																	13,590,400
Ordinary shares, outstanding																					88,408,017		14,942,623			88,408,017
New ordinary shares														1,250,000
Ordinary canceled shares																					1,704,851	1,704,851
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, issued																															9,420,000
New ordinary shares																							1,352,223
Converted shares of class A																					2,069,382	2,069,382
Class A ordinary shares																					14,793,335	14,793,335
Group issued shares as compensation																					17,261	17,261
Stock Issued During Period, Value, Issued for Services (in Dollars) | ¥																					¥ 12
Class A Ordinary Shares [Member] | LD Global Logistics Inc [Member]
Equity [Line Items]
Consideration issuing shares					117,115
Class A Ordinary Shares [Member] | Third Party Investors [Member]
Equity [Line Items]
Sale and issue of ordinary shares																			2,000,000
Consideration (in Dollars) | $																			$ 5,000,000
Class A Ordinary Shares [Member] | HYTX WAREHOUSE NO.3 LLC [Member]
Equity [Line Items]
Ordinary shares, outstanding																											1,680,016
Class A Ordinary Shares [Member] | HYTX WAREHOUSE NO.10 LLC [Member]
Equity [Line Items]
Ordinary shares, outstanding																											1,568,457
Class A Ordinary Shares [Member] | YUKON FLOORING BELLAIRE, LLC [Member]
Equity [Line Items]
Ordinary shares, outstanding																											2,219,828
Class A Ordinary Shares [Member] | HYTX WAREHOUSE NO.11 LLC [Member]
Equity [Line Items]
Ordinary shares, outstanding																											1,704,851
Class B Ordinary Shares [Member]
Equity [Line Items]
Share authorized																					20,000,000		20,000,000			20,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares																										$ 0.0001			$ 0.0001
Ordinary shares, issued																					5,409,600		6,409,600			5,409,600
Shares prior to reverse share split																	5,127,680	6,409,600
Shares under reverse share split																		5,127,680
Divided shares																	20,000,000	16,000,000
Ordinary shares, outstanding																					5,409,600		6,409,600			5,409,600
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, issued																															6,409,600
New ordinary shares
Converted shares of class A
Class A ordinary shares
Group issued shares as compensation
Stock Issued During Period, Value, Issued for Services (in Dollars) | ¥
Forecast [Member]
Equity [Line Items]
Warrant exercised shares																									18,679
IPO [Member]
Equity [Line Items]
Consideration amount (in Dollars) | $
IPO [Member] | Class A Ordinary Shares [Member]
Equity [Line Items]
Net proceeds (in Dollars) | $														$ 4,860,000
New ordinary shares														102,223